EISEMAN LEVINE
                             LEHRHAUPT & KAKOYIANNIS

                           A Professional Corporation

                                845 THIRD AVENUE
                            NEW YORK, NEW YORK 10022
                                     -------
                            Telephone (212) 752-1000
                            Facsimile (212) 355-4608


                               September 27, 2005



United States Securities and Exchange Commission
Division of Corporate Finance
100 F Street N.E.
Washington, DC 20549
Attention: Maryse Mills-Apenteng

                                         Re: Network-1 Security Solutions, Inc.
                                             Amendment No. 1 on Form S-2 to
                                             Form S-3 Registration Statement
                                             File No. 333-126013
                                             -------------------

Dear Ms. Mills-Apenteng:

     On behalf of our client, Network-1 Security Solutions, Inc. (the "Company"), we hereby submit for filing pursuant to the Securities Act of 1933, as amended, Amendment No. 1 on Form S-2 to Form S-3 Registration Statement (the "Registration Statement"). The following discussion in reference to the Registration Statement is in response to the Staff's letter of June 29, 2005 (the headings and numbered paragraphs correspond to the numbered paragraphs in the Staff's letter):

Selling Stockholders
--------------------

1. We have identified all natural persons who have voting or investment control over each of the selling shareholders listed in the table that is a legal entity.

2. Other individuals have been identified that have voting and/or dispositive control over the offered shares besides Mr. Lieber. (See footnotes 8 and 9 to the Selling Stockholders table on page 23). Similar disclosure has been added for other footnote disclosures.

3. We have identified all selling stockholders who are affiliates of broker-dealers and have made the requested disclosure. (See page 17).

    EISEMAN LEVINE
LEHRHAUPT & KAKOYIANNIS


September 26, 2005
Page 2


Form 10-K for the year ended December 31, 2004
----------------------------------------------

Item 8A. Controls and Procedures
--------------------------------

4. See amended disclosure regarding disclosure controls and procedures set forth in the Company's 10-KSB/A filed on August 17, 2005.

5. See amended disclosure regarding the Company's internal controls over financial reporting set forth in the Company's 10-KSB/A filed on August 17, 2005.

Note A(I). The Company
----------------------

6. As described in Note A [1] to the December 31, 2004 financial statements, in December 2002 the Company discontinued its software product line and associated operations, ceased its product development and eliminated its sales and marketing efforts. Accordingly, the Company had no continuing operations as of December 31, 2002. Therefore, the presentation included in the financial statements did not distinguish between discontinued operations and continuing operations because there were no continuing operations. As further described in Note A [1] to the December 31, 2004 financial statements, in May 2003 the Company sold substantially all of its intellectual property related to its security software. The Company considered the Staff's comments regarding paragraphs 30 and 42-43 of SFAS 144 and believes that a reclassification would not provide any more transparency to users of the financial information presented.

7. In April 2004 the Company entered into an Exchange Agreement which was negotiated with a representative of the majority holders of the Series D and Series E Preferred Stockholders. In addition, in accordance with the Certificate of Designations, Preferences and Other Rights and Qualifications of the Series E Preferred Stock, the Company could not take certain actions without the consent of the Series E holders including, among others, (i) a merger or acquisition transaction, hire any employee with annual compensation in excess of $100,000, restrictions on monthly expenses and indebtedness (collectively, the "Covenants"). Both the Series D and E preferred holders held preferential rights upon liquidation as well as other preferences. As part of the Exchange Agreement, the Preferred Stockholders agreed to convert their preferred stock into common stock at an exchange rate giving consideration to the surrender of their preferential rights and covenants. There was no deemed inducement offer made to the holders of Series D and Series E Preferred Stock that provided for a limited timeframe in which to convert to common stock at a higher conversion rate. The Company considered both SFAS 84 and EITF D-42 and believes that the accounting applied was appropriate.

    EISEMAN LEVINE
LEHRHAUPT & KAKOYIANNIS


September 26, 2005
Page 3


8. The Company is not required to deliver registered shares upon the exercise of the warrants associated with the December 21, 2004 private placement. In accordance with the Registration Rights Agreement, dated December 21, 2004, the Company was obligated to file a registration statement registering for resale the securities purchased in the private placement and to use its best efforts to cause the registration statement to become effective. Accordingly, the warrants were not classified as a liability in accordance with paragraph 14 of the EITF 00-19.

     Please contact the undersigned with any comments or questions relating to the filing as soon as possible.

                                                   Very truly yours,

                                                   /s/ Sam Schwartz

                                                   Sam Schwartz

SS:sj

cc: Corey M. Horowitz, Chairman